ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of insurance contracts explanatory [Abstract]
Disclosure of amounts arising from insurance contracts [text block]
b)	The movements of the captions “Accounts receivable and payable to reinsurers and coinsurers” are as follows:

Accounts receivable:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Balances at the beginning of the period	454,187	457,189	468,137
Reported claims of premiums ceded, Note 24	483,387	145,498	119,894
Premiums ceded unearned during the year, Note 23(a)(**)	21,192	(9,139)	6,835
Premiums assumed	246,205	72,448	180,321
Settled claims of premiums ceded by facultative contracts	(231,298)	(90,550)	(125,156)
Collections and others, net	(257,978)	(121,259)	(192,842)
Balances at the end of the period	715,695	454,187	457,189

Accounts receivable as of December 31, 2017 and 2016, include S/151.6 million and S/139.4 million, respectively, which correspond to the unearned portion of the premiums ceded to the reinsurers.

Accounts Payable:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Balances at the beginning of the period	233,892	241,847	220,910
Premiums ceded for automatic contracts (mainly excess of loss), Note 23(a)(**)	257,617	201,892	145,618
Premiums ceded to reinsurers in facultative contracts, Note 23(a)(**)	263,378	292,555	331,329
Coinsurance granted	5,925	5,965	5,999
Payments and other, net	(525,627)	(508,367)	(462,009)
Balances at the end of the period	235,185	233,892	241,847